Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Schedule of Changes in Taxes, Civil and Labor Provisions

Description	Return of aircraft and engines (a)	Tax, civil and other risks	Post -employment benefit	Total

At December 31, 2022	2,675,266	560,727	7,001	3,242,994

Additions	501,864	216,778	115	718,757
Modifications	(250,134)	—	—	(250,134)
Write-offs	(401,014)	(237,313)	—	(638,327)
Interest incurred	239,078	17,581	760	257,419
Benefit paid by the plan	—	—	(141)	(141)
Effect of change in financial assumptions	—	—	(23)	(23)
Effect of plan experience	—	—	2,198	2,198
Foreign currency exchange	(191,890)	—	—	(191,890)

At December 31, 2023	2,573,170	557,773	9,910	3,140,853

Additions	503,080	85,889	154	589,123
Write-offs	(77,086)	(346,047)	—	(423,133)
Interest incurred	151,153	(75,136)	972	76,989
Effect of plan experience	—	—	(2,811)	(2,811)
Foreign currency exchange	798,015	—	—	798,015

At December 31, 2024	3,948,332	222,479	8,225	4,179,036

At December 31, 2024
Current	560,587	110,135	—	670,722
Non-current	3,387,745	112,344	8,225	3,508,314

At December 31, 2023
Current	497,525	238,905	—	736,430
Non-current	2,075,645	318,868	9,910	2,404,423

(a)Nominal discount rate 10.8% p.a. (10.7% p.a on December 31, 2023).

Schedule of Provision for tax civil and labor risks
The balances of the proceedings with estimates of probable and possible losses are shown below:

	Probable loss		Possible loss
	December 31,		December 31,
Description	2024	2023	2024	2023

Tax	78,936	284,638	89,826	432,109
Civil	76,608	131,464	126,818	49,930
Labor	66,935	141,671	194,234	68,789
	222,479	557,773	410,878	550,828

Schedule of sensitivity analysis for actuarial assumptions
Below are the assumptions used to calculate post-employment benefits:

	December 31,
Weighted average of assumptions	2024	2023

Nominal discount rate p.a.	11.8%	9.9%
Actual discount rate p.a.	7.4%	5.8%
Estimated inflation rate in the long term p.a.	4.1%	3.9%
HCCTR – Average nominal inflation rate p.a.	7.2%	7.0%
HCCTR – Actual nominal inflation rate p.a.	3.0%	3.0%
Mortality table	AT-2000 downrated by 10%	AT-2000 downrated by 10%